COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
23.          COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment of $50,857 and $12,357, committed licensing fee payable for the licensing of game titles of $7,400 and $1,900 and commitment to invest in certain companies of $8,473 and $24,056 as of December 31, 2018 and 2019, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2018 and 2019, the minimum guarantee commitment amounted to $60,271 and $31,733, respectively, for its launched games and licensed but yet launched games.